SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net revenue
Net revenue	¥ 4,477,929	$ 702,685	¥ 3,961,962	¥ 8,616,784
Consumer Credit Segment
Net revenue
Net revenue	3,184,302		2,529,598	6,440,569
Wealth Management Segment
Net revenue
Net revenue	1,260,513		1,432,364	2,176,215
Other Segment
Net revenue
Net revenue	33,114
Loan facilitation service | Consumer Credit Segment
Net revenue
Net revenue	2,105,776		1,329,720	5,182,028
Post origination services | Consumer Credit Segment
Net revenue
Net revenue	174,255		670,440	757,783
Financial services | Consumer Credit Segment
Net revenue
Net revenue	524,840		59,658	1,618
Account management service | Wealth Management Segment
Net revenue
Net revenue			921,779	2,016,678
Insurance brokerage services | Wealth Management Segment
Net revenue
Net revenue	755,691		430,830
Others | Consumer Credit Segment
Net revenue
Net revenue	379,431		469,780	499,140
Others | Wealth Management Segment
Net revenue
Net revenue	504,822		¥ 79,755	¥ 159,537
Electronic commerce services | Other Segment
Net revenue
Net revenue	¥ 33,114